Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	17,262.50
Total Offset Amount	0.00
Net Fee	$ 17,262.50